Selected Operating Expenses and Additional Information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Detail) - employee	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	16,647	14,681	14,072
Customer Support [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	4,210	3,607	3,289
SG&A [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	1,561	1,380	1,240
Manufacturing & Logistics [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	4,443	3,833	3,846
R&D [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	6,433	5,861	5,697
Temporary FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,656	2,513	2,754
Payroll FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	13,991	12,168	11,318